Parent And Guarantor Consolidating Financial Statements (Schedule of Consolidating Statement of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									$ 4,539	$ 4,189	$ 3,882
Interest on loans held-for-sale									98	180	340
Interest on trading assets									10	8	1
Interest and dividends on available-for-sale investment securities									292	350	320
Interest-bearing cash									24	15	30
Operating leases									2,379	1,929	2,583
Total financing revenue and other interest income									7,342	6,671	7,156
Interest on deposits									645	615	580
Interest on short-term borrowings									71	61	45
Interest on long-term debt									3,336	3,930	4,207
Total interest expense									4,052	4,606	4,832
Depreciation expense on operating lease assets									1,399	941	1,251
Net financing revenue (loss)	611	472	457	351	318	254	340	212	1,891	1,124	1,073
Nonbank subsidiaries									0	0	0
Servicing fees									409	525	522
Servicing asset valuation and hedge activities, net									(4)	(434)	(617)
Total servicing income, net									405	91	(95)
Insurance premiums and service revenue earned									1,055	1,153	1,342
Gain (loss) on mortgage and automotive loans, net									379	229	587
Gain (loss) on extinguishment of debt									(148)	(64)	(124)
Other gain (loss) on investments, net									146	258	501
Other income, net of losses									737	621	461
Total other revenue	480	775	714	605	591	550	611	536	2,574	2,288	2,672
Total net revenue (loss)	1,091	1,247	1,171	956	909	804	951	748	4,465	3,412	3,745
Provision for loan losses	93	105	33	98	(30)	55	57	79	329	161	361
Compensation and benefits expense									1,106	993	1,087
Insurance losses and loss adjustment expenses									454	452	511
Other operating expenses									2,062	1,983	2,023
Total noninterest expense	951	845	971	855	921	745	920	842	3,622	3,428	3,621
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries	47	297	167	3	18	4	(26)	(173)	514	(177)	(237)
Income tax expense (benefit) from continuing operations	(887)	46	(16)	1	14	10	8	10	(856)	42	97
Net income (loss) from continuing operations	934	251	183	2	4	(6)	(34)	(183)	1,370	(219)	(334)
Income (loss) from discontinued operations, net of tax	466	133	(1,081)	308	(210)	(204)	147	329	(174)	62	1,363
Undistributed income of bank subsidiaries									0	0	0
Undistributed income of nonbank subsidiaries									0	0	0
Net income (loss)	1,400	384	(898)	310	(206)	(210)	113	146	1,196	(157)	1,029
Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest and dividends on available-for-sale investment securities											0
Interest-bearing cash									0
Interest Expense, Debt									0	0	0
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									852	1,071	938
Interest on loans held-for-sale									15	5	75
Interest on trading assets									0	0	0
Interest and dividends on available-for-sale investment securities									0	4	4
Interest-bearing cash									16	5	13
Operating leases									232	713	1,063
Total financing revenue and other interest income									1,219	1,971	2,572
Interest on deposits									58	65	52
Interest on short-term borrowings									60	56	43
Interest on long-term debt									2,676	3,365	3,691
Total interest expense									2,793	3,473	3,765
Depreciation expense on operating lease assets									113	250	435
Net financing revenue (loss)									(1,687)	(1,752)	(1,628)
Nonbank subsidiaries									1,074	1,383	182
Servicing fees									191	270	434
Servicing asset valuation and hedge activities, net									0	0	0
Total servicing income, net									191	270	434
Insurance premiums and service revenue earned									0	0	0
Gain (loss) on mortgage and automotive loans, net									(2)	22	31
Gain (loss) on extinguishment of debt									0	(64)	(127)
Other gain (loss) on investments, net									0	10	6
Other income, net of losses									173	(167)	(151)
Total other revenue									362	71	193
Total net revenue (loss)									(251)	(298)	(1,253)
Provision for loan losses									81	58	(200)
Compensation and benefits expense									728	685	785
Insurance losses and loss adjustment expenses									0	0	0
Other operating expenses									1,090	541	744
Total noninterest expense									1,818	1,226	1,529
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries									(2,150)	(1,582)	(2,582)
Income tax expense (benefit) from continuing operations									(172)	(616)	(574)
Net income (loss) from continuing operations									(1,978)	(966)	(2,008)
Income (loss) from discontinued operations, net of tax									49	10	150
Undistributed income of bank subsidiaries									859	1,254	902
Undistributed income of nonbank subsidiaries									2,266	(455)	1,985
Net income (loss)									1,196	(157)	1,029
Parent [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									104	173	367
Interest and dividends on available-for-sale investment securities											112
Interest-bearing cash									0
Interest Expense, Debt									(1)	(13)	(21)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest on loans held-for-sale									0	0	0
Interest on trading assets									0	0	0
Interest and dividends on available-for-sale investment securities									0	0	0
Interest-bearing cash									0	0	0
Operating leases									0	0	0
Total financing revenue and other interest income									0	0	0
Interest on deposits									0	0	0
Interest on short-term borrowings									0	0	0
Interest on long-term debt									0	(1)	(1)
Total interest expense									1	1	1
Depreciation expense on operating lease assets									0	0	0
Net financing revenue (loss)									(1)	(1)	(1)
Nonbank subsidiaries									448	0	1
Servicing fees									0	0	0
Servicing asset valuation and hedge activities, net									0	0	0
Total servicing income, net									0	0	0
Insurance premiums and service revenue earned									0	0	0
Gain (loss) on mortgage and automotive loans, net									0	0	0
Gain (loss) on extinguishment of debt									0	0	0
Other gain (loss) on investments, net									0	0	0
Other income, net of losses									474	37	0
Total other revenue									474	37	0
Total net revenue (loss)									921	36	0
Provision for loan losses									0	0	0
Compensation and benefits expense									473	37	0
Insurance losses and loss adjustment expenses									0	0	0
Other operating expenses									1	1	0
Total noninterest expense									474	38	0
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries									447	(2)	0
Income tax expense (benefit) from continuing operations									0	(1)	0
Net income (loss) from continuing operations									447	(1)	0
Income (loss) from discontinued operations, net of tax									(93)	(8)	3
Undistributed income of bank subsidiaries									859	1,254	902
Undistributed income of nonbank subsidiaries									(105)	477	259
Net income (loss)									1,108	1,722	1,164
Guarantor Subsidiaries [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest and dividends on available-for-sale investment securities											0
Interest-bearing cash									0
Interest Expense, Debt									1	2	2
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									3,687	3,128	2,945
Interest on loans held-for-sale									83	175	265
Interest on trading assets									10	8	1
Interest and dividends on available-for-sale investment securities									292	346	318
Interest-bearing cash									8	10	17
Operating leases									2,147	1,216	1,520
Total financing revenue and other interest income									6,265	4,909	5,079
Interest on deposits									587	550	528
Interest on short-term borrowings									11	5	2
Interest on long-term debt									677	587	537
Total interest expense									1,395	1,338	1,440
Depreciation expense on operating lease assets									1,286	691	816
Net financing revenue (loss)									3,584	2,880	2,823
Nonbank subsidiaries									0	0	0
Servicing fees									218	256	89
Servicing asset valuation and hedge activities, net									(4)	(434)	(617)
Total servicing income, net									214	(178)	(528)
Insurance premiums and service revenue earned									1,055	1,153	1,342
Gain (loss) on mortgage and automotive loans, net									381	207	556
Gain (loss) on extinguishment of debt									(148)	0	(9)
Other gain (loss) on investments, net									146	248	501
Other income, net of losses									1,280	1,415	1,173
Total other revenue									2,928	2,845	3,035
Total net revenue (loss)									6,512	5,725	5,858
Provision for loan losses									248	103	561
Compensation and benefits expense									381	308	302
Insurance losses and loss adjustment expenses									454	452	511
Other operating expenses									1,685	2,069	1,875
Total noninterest expense									2,520	2,829	2,688
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries									3,744	2,793	2,609
Income tax expense (benefit) from continuing operations									(684)	659	671
Net income (loss) from continuing operations									4,428	2,134	1,938
Income (loss) from discontinued operations, net of tax									(130)	57	1,214
Undistributed income of bank subsidiaries									0	0	0
Undistributed income of nonbank subsidiaries									0	0	0
Net income (loss)									4,298	2,191	3,152
Non-Guarantor Subsidiaries [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									22	26	4
Interest and dividends on available-for-sale investment securities											9
Interest-bearing cash									16
Interest Expense, Debt									120	196	373
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	(10)	(1)
Interest on loans held-for-sale									0	0	0
Interest on trading assets									0	0	0
Interest and dividends on available-for-sale investment securities									0	0	(2)
Interest-bearing cash									0	0	0
Operating leases									0	0	0
Total financing revenue and other interest income									(142)	(209)	(495)
Interest on deposits									0	0	0
Interest on short-term borrowings									0	0	0
Interest on long-term debt									(17)	(21)	(20)
Total interest expense									(137)	(206)	(374)
Depreciation expense on operating lease assets									0	0	0
Net financing revenue (loss)									(5)	(3)	(121)
Nonbank subsidiaries									(1,522)	(1,383)	(183)
Servicing fees									0	(1)	(1)
Servicing asset valuation and hedge activities, net									0	0	0
Total servicing income, net									0	(1)	(1)
Insurance premiums and service revenue earned									0	0	0
Gain (loss) on mortgage and automotive loans, net									0	0	0
Gain (loss) on extinguishment of debt									0	0	12
Other gain (loss) on investments, net									0	0	(6)
Other income, net of losses									(1,190)	(664)	(561)
Total other revenue									(1,190)	(665)	(556)
Total net revenue (loss)									(2,717)	(2,051)	(860)
Provision for loan losses									0	0	0
Compensation and benefits expense									(476)	(37)	0
Insurance losses and loss adjustment expenses									0	0	0
Other operating expenses									(714)	(628)	(596)
Total noninterest expense									(1,190)	(665)	(596)
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries									(1,527)	(1,386)	(264)
Income tax expense (benefit) from continuing operations									0	0	0
Net income (loss) from continuing operations									(1,527)	(1,386)	(264)
Income (loss) from discontinued operations, net of tax									0	3	(4)
Undistributed income of bank subsidiaries									(1,718)	(2,508)	(1,804)
Undistributed income of nonbank subsidiaries									(2,161)	(22)	(2,244)
Net income (loss)									(5,406)	(3,913)	(4,316)
Consolidation, Eliminations [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									(126)	(199)	(371)
Interest and dividends on available-for-sale investment securities											(121)
Interest-bearing cash									(16)
Interest Expense, Debt									$ (120)	$ (185)	$ (354)